UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |x| is a restatement*
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019

13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amrita Ajoomal
Title:    Secretary
Phone:    (212) 774-6035

Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York             December 4, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

*The purpose of this amendment to Form 13F is to indicate that Nominingue Asset Management, LLC first became required to file Form 13F with respect to the quarter ending June 30, 2003 by virtue of having been assigned an investment management agreement from its affiliate, Laurentian Management, L.L.C. ("Laurentian"). Laurentian's 13F file number is 028-10395.

03338.0003 #447565